Lease	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Lease

9. Lease

Operating leases as lessor

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2020, the minimum future rental income to be received is as follows:

Year ending March 31, 2021	$420
Year ending March 31, 2022	6
Total minimum future rental income	$426

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2020.

Operating lease income	$1,564

Other information:

Operating cash flows from operating leases as lessor	$1,552

Operating leases as lessee

The Company leases premises and warehouses under various operating leases, certain of which contain escalation clauses. As of April 1, 2019, the Company had lease contracts with a term of one year or less. During the year ended March 31, 2020, the Company has entered into a renewed lease that have not yet commenced with future total lease payments of $104. The lease for office space will commence in fiscal year 2021 with lease term of 2 years. As the total lease payments was insignificant, the Company did not recognize any ROU assets and operating lease liabilities in the consolidated balance sheets. Rental expenses under operating leases included in the consolidated statements of comprehensive income (loss) were $68, $72 and $74 for the years ended March 31, 2018, 2019 and 2020, respectively.

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income (loss) for the year ended March 31, 2020. Lease costs are included in selling, general and administrative expense on the Company’s consolidated statements of comprehensive income (loss).

Lease costs

Operating lease costs	$74
Total lease costs	$74

Supplemental cash flow information for our leases was as follows
Cash Paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$60